Note 3 - Acquisitions (Details Textual) shares in Thousands, $ in Thousands, $ in Millions												12 Months Ended
	Aug. 20, 2019 USD ($)	Jun. 27, 2019 USD ($)	May 10, 2019 USD ($)	Feb. 12, 2019 USD ($) shares	Aug. 21, 2018 USD ($) shares	Aug. 21, 2018 CAD ($) shares	Jun. 22, 2018 USD ($)	Feb. 02, 2018 USD ($)	Aug. 14, 2017 USD ($)	Jun. 01, 2017 USD ($)	May 18, 2017 USD ($)	Feb. 01, 2020 USD ($)	Jan. 31, 2020 USD ($) shares	Jan. 31, 2019 USD ($) shares	Jan. 31, 2018 USD ($) shares	Aug. 21, 2018 CAD ($)
Payments to Acquire Businesses, Net of Cash Acquired, Total													$ 292,053	$ 67,932	$ 111,867
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares													296	46	757
Business Combination, Acquisition Related Costs												$ 3,797		$ 3,778	$ 3,471
Visual Compliance [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total				$ 248,900									$ 239,863
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				300
Business Combination, Acquired Receivables, Gross Contractual Amount				$ 6,400
Business Combination, Acquired Receivable, Fair Value				5,200
Business Combination, Acquired Receivables, Estimated Uncollectible				$ 1,200
Business Combination, Consideration Transferred, Total													250,055
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable													9,045
Business Combination, Consideration Transferred, Liabilities Incurred
Core Transport Technologies NZ Limited [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total			$ 21,800										21,833
Business Combination, Acquired Receivables, Gross Contractual Amount			400
Business Combination, Acquired Receivable, Fair Value			400
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High			$ 9,000
Business Combination, Contingent Consideration Arrangements, Period for Revenue Performance Targets			2 years
Business Combination, Contingent Consideration, Liability, Total			$ 1,500
Business Combination, Consideration Transferred, Total													23,345
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable
Business Combination, Consideration Transferred, Liabilities Incurred													1,450
STEPcom [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total		$ 18,600											18,639
Business Combination, Acquired Receivables, Gross Contractual Amount		900
Business Combination, Acquired Receivable, Fair Value		800
Business Combination, Acquired Receivables, Estimated Uncollectible		$ 100
Business Combination, Consideration Transferred, Total													18,889
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable
Business Combination, Consideration Transferred, Liabilities Incurred
BestTransport [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total	$ 11,700												11,718
Business Combination, Acquired Receivables, Gross Contractual Amount	600
Business Combination, Acquired Receivable, Fair Value	$ 600
Business Combination, Consideration Transferred, Total													11,718
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable
Business Combination, Consideration Transferred, Liabilities Incurred
The 2020 Acquisitions [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total													292,053
Business Combination, Acquisition Related Costs													2,200
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual													33,800
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual													6,400
Business Combination, Consideration Transferred, Total													304,007
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable													9,045
Business Combination, Consideration Transferred, Liabilities Incurred													$ 1,450
Aljex Software, Inc. [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total								$ 32,400						32,382
Business Combination, Acquired Receivables, Gross Contractual Amount								200
Business Combination, Acquired Receivable, Fair Value								$ 200
Business Combination, Consideration Transferred, Total														32,230
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable
Business Combination, Consideration Transferred, Liabilities Incurred
Velocity Mail [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total							$ 26,100							26,107
Business Combination, Acquired Receivables, Gross Contractual Amount							1,000
Business Combination, Acquired Receivable, Fair Value							$ 1,000
Business Combination, Consideration Transferred, Total														26,005
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable
Business Combination, Consideration Transferred, Liabilities Incurred
PinPoint [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total														9,443
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares					100	100
Business Combination, Acquired Receivables, Gross Contractual Amount					$ 500
Business Combination, Acquired Receivable, Fair Value					500
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High					$ 2,300											$ 3.0
Business Combination, Contingent Consideration Arrangements, Period for Revenue Performance Targets					2 years	2 years
Business Combination, Contingent Consideration, Liability, Total					$ 700
Business Combination, Consideration Transferred, Total					$ 11,000	$ 14.4								11,729
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable														1,536
Business Combination, Consideration Transferred, Liabilities Incurred														$ 714
MacroPoint LLC [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total															86,177
Business Combination, Acquired Receivables, Gross Contractual Amount									$ 2,000
Business Combination, Acquired Receivable, Fair Value									2,000
Business Combination, Consideration Transferred, Total									106,200						106,340
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable									20,000						20,000
Business Combination, Consideration Transferred, Liabilities Incurred									$ 80,000
PCSTrac, Inc. [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total										$ 11,500					11,492
Business Combination, Acquired Receivables, Gross Contractual Amount										400
Business Combination, Acquired Receivable, Fair Value										$ 400
Business Combination, Consideration Transferred, Total															11,532
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable
Business Combination, Consideration Transferred, Liabilities Incurred
ShipRush [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total											$ 14,200				14,198
Business Combination, Acquired Receivables, Gross Contractual Amount											400
Business Combination, Acquired Receivable, Fair Value											400
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High											$ 3,000
Business Combination, Contingent Consideration Arrangements, Period for Revenue Performance Targets											2 years
Business Combination, Contingent Consideration, Liability, Total											$ 1,200
Business Combination, Consideration Transferred, Total															15,519
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable
Business Combination, Consideration Transferred, Liabilities Incurred															$ 1,233